Commitments and Contingencies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 15, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)				123,500
Underwriting cash discount per unit (in Dollars per share)				$ 0.1
Additional deferred fee				$ 4,322,500
Cash payment to sponsor				7,250,000
Change in fair value					$ (19,432)
Stock issuance cost				$ 776,815
Inclusive of interest balance		$ 1,950,000
Shares not issued (in Shares)			22,500,000
Fair value		$ 906,000
Fair value holdback shares (in Shares)		200,000
HBC holdback shares [Member]
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)		200,000
Shares not issued (in Shares)		200,000
HBC shareholders [Member]
Commitments and Contingencies [Line Items]
Additional shares of common stock (in Shares)		22,500,000
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Receive shares (in Shares)				123,500
Price per share (in Dollars per share)		$ 18
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)	1,350,000			12,350,000
Underwriting discount paid upon closing of initial public offering				$ 1,235,000
Deferred fee				$ 0.35
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 13,500,000
Change in fair value	$ 19,432
Over-Allotment Option [Member] | Indemnification Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)				1,650,000